RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2014
Related Party Transaction [Line Items]
Repayment of related party debt		$ 418
Interest expense		15	286
Shareholder [Member]
Related Party Transaction [Line Items]
Debt instrument face amount		$ 57	$ 340	$ 22
Debt instrument interest rate		16.00%	16.00%	4.00%
Related party expenses		$ 13	$ 10
Shareholder [Member] | December 2013 Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount			892
Debt instrument interest rate	8.00%
Interest expense		0	$ 72
Debt Conversion, Converted Instrument, Shares Issued	1,397,068
Consultant [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt instrument, amount forgiven		$ 304